Cryptocurrencies (Tables)	6 Months Ended
Dec. 31, 2023
Cryptocurrencies.
Summary of cryptocurrency mining activities

	Quantities (in coins)		Cryptocurrencies
	BTC		Amounts
Balance on July 1, 2022	7.17		$141,888
Revenue recognized from cryptocurrencies mined	272.38		6,261,091
Hosting fees settled in cryptocurrencies	(22.14)		(428,839)
Proceeds from sale of cryptocurrencies	(175.09)		(4,384,562)
Realized gain on sale/exchange of cryptocurrencies	—		676,015
Impairment loss of cryptocurrencies	—		(181,263)
Balance on June 30, 2023	82.32	*	$2,084,330
Revenue recognized from cryptocurrencies mined	95.62		2,888,482
Hosting fees settled in cryptocurrencies	(7.60)		(212,344)
Proceeds from sale of cryptocurrencies	(165.87)		(4,668,828)
Realized gain on sale/exchange of cryptocurrencies	—		92,680
Impairment loss of cryptocurrencies	—		—
Balance on December 31, 2023 (unaudited)	4.47		$184,320
*	A total of 55 BTCs out of the 82.32 BTCs on June 30, 2023 was pledged in and held by a third party’s wallet for the Company’s third-party loans (see Note 8 for details).